SCHEDULE OF ASSUMPTIONS USED (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Expected volatility	618.01%
Weighted-average volatility	618.01%
Expected dividends	0.00%	0.00%
Expected term (in years)	4 years
Risk-free rate	0.68%
Minimum [Member]
Expected volatility		618.01%
Weighted-average volatility		618.01%
Expected term (in years)		4 years
Risk-free rate		0.56%
Maximum [Member]
Expected volatility		21779.77%
Weighted-average volatility		21779.77%
Expected term (in years)		5 years
Risk-free rate		2.52%